Consolidated and combined statements of cash flows - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
(Loss) profit before income taxes	$ (3,495,289,882)	$ 5,662,697	$ 475,086,707
Adjustments for:
Depreciation of property, construction in process and equipment	271,532,601	128,715,199	1,268,241
Depreciation of right of use assets	48,236,212	6,783,691	540,642
Disposals of furniture	0	6,656,723	0
Gain in sale of equipment	(157,032,407)	0	0
Amortization of costs to obtain loans and commissions	66,392,459	8,106,066	3,884,065
Listing expense	917,366,970	0	0
Valuation of financial derivative instruments	43,348,480	75,868,263	(200,739,870)
Valuation of warrants	51,946,426	0	0
Loss (gain) on revaluation of investment property	(239,508,510)	86,598,436	(298,089,926)
Interest expense	775,720,050	300,463,958	86,435,979
Interest expense from lease liabilities	21,298,127	3,282,685	49,704
Interest income	(34,942,822)	(8,845,532)	(555,638)
Net foreign exchange gain (loss) unrealized	1,568,211,759	(756,380,690)	(281,250,941)
Cash flows from operations	(162,720,537)	(143,088,504)	(213,371,037)
Changes in:
Increase in receivable VAT	(125,714,792)	(13,310,332)	(57,046,975)
Increase in trade receivable	(47,682,402)	(16,831,611)	0
Increase in other receivables	(8,805,027)	(2,935,229)	(12,561,563)
(Increase) decrease in prepayments	(22,716,089)	24,307,603	2,065,240
Increase in related parties, net	0	0	(20,107,537)
(Increase) decrease in inventory	(10,047,780)	496,924	(1,912,518)
(Increase) decrease in other assets	(1,838,093)	(21,480,806)	73,362
Increase in trade payables	266,769,413	275,492,241	25,276,683
Increase in other liabilities	23,807,107	62,504,425	0
Increase in employee benefits	1,425,354	2,149,082	684,383
Increase in employees' statutory profit sharing	359,805	101,082	1,388,573
Income taxes paid	(7,645,321)	(2,198,538)	0
Net cash flows from (used in) operating activities	(94,808,362)	165,206,337	(275,511,389)
Cash flows used in investing activities
Interest received and cash settlement of derivatives	108,518,069	2,081,201	555,638
Disposal of property, construction in process and equipment	0	157,032,407	85,296,091
Loans collected from (granted to) related parties	143,549,146	(136,784,815)	0
Acquisition of property, construction in process and equipment	(1,331,832,547)	(1,719,930,815)	(1,523,373,463)
Net cash flows used in investing activities	(1,079,765,332)	(1,697,602,022)	(1,437,521,734)
Cash flows from financing activities:
Cash contributions to net parent investment	0	0	428,378
Reimbursements of net parent investment	0	0	(298,773,702)
(Withdrawals) contributions for future net assets increase	0	(55,939,020)	24,121,580
Impact of corporate restructuring	2,240,280	0	0
Impact of business combination	635,515	0	0
Treasury shares	(4,636,061)	0	0
Proceeds from loans	8,964,217,491	2,116,176,076	2,237,181,037
Loan payments to third parties	(6,019,515,831)	(272,136,923)	(220,572,529)
Loans received from related parties	417,288,465	60,581,457	150,363,750
Loan payments to related parties	(476,238,335)	(96,693,781)	(57,493,961)
Costs to obtain loans and commissions	(265,689,972)	(37,075,869)	(19,249,547)
Payments of leasing liabilities	(53,910,165)	(19,175,084)	(586,399)
Interest paid	(565,772,570)	(257,726,242)	(45,065,474)
Net cash flows from financing activities	1,998,618,817	1,438,010,614	1,770,353,133
Net increase (decrease) in cash and cash equivalents and restricted cash	824,045,123	(94,385,071)	57,320,010
Cash and cash equivalents and restricted cash at the beginning of the year	146,369,734	240,754,805	183,434,795
Cash and cash equivalents and restricted cash at the end of the year	$ 970,414,857	$ 146,369,734	$ 240,754,805